Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 48,747	$ 21,462	$ 63,903
Other comprehensive income (loss):
Unrealized losses on securities, not subject to income tax:	(71)	(294)	(2)
Unrealized holding losses on available-for-sale marketable securities arising during the period	(61)	(71)	(33)
Reclassification adjustment for realized losses (gains) included in net income	(10)	(223)	31
Foreign currency translation adjustments, net of tax of nil	(479)	(573)	(169)
Net unrecognized actuarial gain (loss), net of tax of $43, $(168) and $6 in 2014, 2015 and 2016, respectively	1	(778)	281
Comprehensive income	48,198	19,817	64,013
Comprehensive loss attributable to noncontrolling interests	2,126	3,815	2,681
Comprehensive income attributable to Himax Technologies, Inc. stockholders	$ 50,324	$ 23,632	$ 66,694